Other Components of Equity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other Components Of Equity
Movement in foreign currency translation reserves	$ 502